UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10635______

_______BlackRock Strategic Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Strategic Bond Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Strategic Bond Trust (BHD)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—109.5%
			Corporate Bonds—103.6%
			Aerospace & Defense—1.7%
BBB-	$ 650		Raytheon Co., 4.85%, 1/15/11	$ 662,987
A+	1,000		United Technologies Corp., 6.35%, 3/01/11	1,110,640

			Automotive—9.2%
B-	180	[2]	Accuride Corp., 8.50%, 2/01/15	184,050
B2	2,000		Collins & Aikman Products Co., 10.75%, 12/31/11	1,980,000
A3	1,000		DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,137,010
CCC+	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,055,000
			Ford Motor Credit Co.,
A3	750		5.80%, 1/12/09	756,232
A3	2,000	[3]	6.875%, 2/01/06	2,052,520
			General Motors Acceptance Corp.,
Baa1	250		6.75%, 1/15/06	255,655
Baa1	900		6.875%, 9/15/11	902,709
Baa1	300		8.00%, 11/01/31	303,003
B3	80	[2]	Metaldyne Corp., 10.00%, 11/01/13	75,600
BB-	892		TRW Automotive, Inc., 9.375%, 2/15/13	1,003,500

				9,705,279

			Basic Materials—5.9%
B	2,000		Caraustar Ind., Inc., 9.875%, 4/01/11	2,190,000
B	260		Gold Kist, Inc., 10.25%, 3/15/14	300,300
B	1,500		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	1,657,500
B+	1,800		Lyondell Chemical Co., 9.50%, 12/15/08	1,939,500
B1	120	[2]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	120,000

				6,207,300

			Building & Development—4.2%
Ba1	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,087,500
B-	595		ERICO Intl. Corp., 8.875%, 3/01/12	612,850
B-	550	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	530,750
BBB-	2,000		Schuler Homes, Inc., 9.375%, 7/15/09	2,140,000

				4,371,100

			Conglomerates—4.5%
AAA	2,000		General Electric Capital Corp., 3.45%, 7/16/07	1,985,020
A+	325		Honeywell Intl., Inc., 7.50%, 3/01/10	372,622
BB-	150	[2]	Stena AB, 7.00%, 12/01/16 (Sweden)	145,500
B-	1,000		Trimas Corp., 9.875%, 6/15/12	1,042,500
BBB+	1,132		Tyco Intl. Group SA, 6.375%, 2/15/06 (Luxembourg)	1,161,896

				4,707,538

			Consumer Products—6.2%
B3	90	[2]	ALH Finance Corp., 8.50%, 1/15/13	92,588
BBB-	2,000		Autonation, Inc., 9.00%, 8/01/08	2,255,000
B+	160		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	162,000
BBB+	1,000		General Mills, Inc., 5.125%, 2/15/07	1,026,620
BBB+	575		Kellogg Co., Ser. B, 6.00%, 4/01/06	591,755
B2	90	[2]	Leslies Poolmart, Inc., 7.75%, 2/01/13	91,575
B-	500		Pantry, Inc., 7.75%, 2/15/14	525,000
B-	330	[2]	Rite Aid Corp., 6.125%, 6/28/05	307,725
B+	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,484,000

				6,536,263

			Containers & Packaging—1.1%
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,177,500

			Ecological Services & Equipment—2.7%
B+	1,129		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,185,450
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,653,750

				2,839,200

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—13.0%
B+	$ 750	[2]	Calpine Corp., 9.625%, 9/30/14	$ 746,250
BB	1,333		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	1,404,649
A-	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,223,780
B	1,300		Dresser, Inc., 9.375%, 4/15/11	1,410,500
BBB	250		DTE Energy Co., 7.05%, 6/01/11	284,218
B	535	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	592,512
			El Paso Corp.,
CCC+	165		7.75%, 1/15/32	159,431
CCC+	85		7.80%, 8/01/31	81,813
B-	1,750		El Paso Production Holding Co., 7.75%, 6/01/13	1,824,375
BBB+	105		Exelon Corp., 6.75%, 5/01/11	117,511
BBB-	325		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	377,911
B+	2,000		Hanover Equipment Trust, Ser. A, zero coupon, 9/01/08	2,125,000
B1	1,000		Midwest Generation LLC, 8.75%, 5/01/34	1,117,500
BBB+	250		Occidental Petroleum Corp., 6.75%, 1/15/12	284,752
Baa2	1,000		Progress Energy, Inc., 6.75%, 3/01/06	1,033,460
BB-	200		Reliant Energy, Inc., 9.25%, 7/15/10	222,500
B2	590		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	609,912

				13,616,074

			Entertainment & Leisure—1.2%
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,175,000
B+	60	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	59,100

				1,234,100

			Financial Institutions—16.5%
AA	185	[2]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	190,889
Aa3	1,000		Bank One Corp., 6.50%, 2/01/06	1,030,220
Aa3	650	[2]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	792,564
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	336,895
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (Cayman Islands)	2,210,000
AA+	3,000		Citigroup, Inc., 5.75%, 5/10/06	3,083,520
BB	500		Crum & Forster Holdings Corp., 10.375%, 6/15/13	558,750
BB	200		Fairfax Financial Holdings, Ltd., 7.75%, 4/26/12 (Canada)	203,000
AA	1,500		HSBC Bank USA, Inc., 3.875%, 9/15/09	1,482,375
AAA	850		KFW Intl. Finance, Inc., 5.25%, 6/28/06	872,389
A	325		MetLife, Inc., 6.125%, 12/01/11	355,612
			Rainbow National Services LLC,
B+	210	[2]	8.75%, 9/01/12	236,775
B+	1,650	[2]	10.375%, 9/01/14	1,938,750
NR	1,019		Structured Asset Receivable Trust, 1.61%, 7/21/04	1,019,471
AAA	1,000	[2]	TIAA Global Markets, Inc., 3.875%, 1/22/08	1,004,550
Aa1	2,000		Wells Fargo & Co., 3.50%, 4/04/08	1,982,060

				17,297,820

			Forest Products—0.6%
B	200		Tembec Ind. Inc., 7.75%, 3/15/12 (Canada)	189,500
BBB	441		Weyerhaeuser Co., 6.125%, 3/15/07	462,816

				652,316

			Health Care—6.2%
B	240	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	251,400
NR	2,000		Healthsouth Corp., 7.375%, 10/01/06	2,050,000
B3	690		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	691,725
AA	1,000		Merck & Co., Inc., 4.375%, 2/15/13	982,660
			Tenet Healthcare Corp.,
B	405		6.375%, 12/01/11	365,512
B	15		6.50%, 6/01/12	13,425
B	315	[2]	9.875%, 7/01/14	326,813
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,691,250
CCC+	170	[2]	Warner Chilcott Corp., 8.75%, 2/01/15	174,675

				6,547,460

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—3.8%
B+	$2,000		Cenveo Corp., 9.625%, 3/15/12	$ 2,155,000
B-	495	[2]	Hexcel Corp., 6.75%, 2/01/15	497,475
B-	785	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	786,775
CCC+	500	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	498,750

				3,938,000

			Leisure—1.7%
BB+	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,758,750

			Media—10.3%
NR	1,000	[4]	Adelphia Communications Corp., Ser. B, 10.50%, 12/31/49	865,000
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,247,520
CCC+	325		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	336,375
CCC+	1,775		Charter Communications Holdings LLC, 11.125%, 1/15/11	1,495,438
BBB	1,000	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,104,554
B-	2,000		Nextmedia Operating, Inc., 10.75%, 7/01/11	2,250,000
B	775		Primedia, Inc., 7.625%, 4/01/08	786,625
B3	750		Vertis, Inc., 10.875%, 6/15/09	806,250
A-	85		Viacom, Inc., 6.625%, 5/15/11	94,705
B-	450	[2]	WMG Holdings Corp., 6.905%, 3/21/05	454,500
CCC	1,500		WRC Media, Inc., 12.75%, 11/15/09	1,417,500

				10,858,467

			Real Estate—2.5%
BB	860		American Real Estate Partners LP, 8.125%, 6/01/12	913,750
A-	500		ERP Operating LP, 6.95%, 3/02/11	558,780
B1	1,000		Felcore Lodging LP, 9.00%, 6/01/04	1,125,000

				2,597,530

			Technology—3.1%
B	1,000		Amkor Technology, Inc., 9.25%, 2/15/08	987,500
Ba3	125	[2]	MagnaChip Semiconductor SA, 5.76%, 3/15/05 (Luxembourg)	129,063
BBB-	2,000		Unisys Corp., 8.125%, 6/01/06	2,090,000

				3,206,563

			Telecommunications—7.8%
A	1,000		Bellsouth Corp., 4.20%, 9/15/09	998,240
B3	1,000		Crown Castle Intl. Corp., 10.75%, 8/01/11	1,080,000
			Intelsat Ltd.,
B+	230	[2]	8.25%, 1/15/13 (Bermuda)	237,475
B+	435	[2]	8.625%, 1/15/15 (Bermuda)	451,312
B	625		Lucent Technologies, Inc., 6.45%, 3/15/29	560,938
			MCI, Inc.,
B+	36		zero coupon, 5/01/09	37,710
B+	36		6.908%, 5/01/07	36,900
BB	200	[2]	Qwest Corp., 7.875%, 9/01/11	214,000
BB+	85	[2]	Rogers Wireless Communications, Inc., 7.25%, 12/15/12 (Canada)	90,844
CCC	180		Rural Cellular Corp., 9.875%, 2/01/10	192,150
A-	1,000	[2]	Telecom Italia Capital, 4.95%, 9/30/14 (Luxembourg)	987,430
A+	2,000	[3]	Verizon New England, Inc., 6.50%, 9/15/11	2,198,300
A	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,155,550

				8,240,849

			Transportation—1.4%
BBB+	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	594,730
B+	120		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	126,300
B	440		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	462,550
BB-	300	[2]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	291,000

				1,474,580

			Total Corporate Bonds	108,740,316

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—3.9%

	$ 410	[3]	U.S. Treasury Bonds, 5.375%, 2/15/31	$ 458,753
			U.S. Treasury Notes,
	1,010	[3]	2.50%, 5/31/06	1,002,264
	933	[3]	2.625%, 11/15/06	923,381
	1,000	[3]	4.25%, 8/15/13	1,012,810
	710	[3]	4.75%, 5/15/14	744,172
			Total U.S. Government and Agency Securities	4,141,380

			Foreign Government Bonds—1.2%
Baa1	1,000		United Mexican States, 8.125%, 12/30/19	1,203,500
			Supranational—0.8%
AAA	850		European Investment Bank, 4.875%, 9/06/06	870,961

			Total Investments (cost $109,660,822)	$ 114,956,157
			Liabilities in excess of other assets—(9.5)%	(9,954,733)

			Net Assets—100%	$ 105,001,424

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 11.9% of its net assets, with a current market value of $12,500,690, in securities restricted as to resale.
[4]	Issuer is technically in default and/or bankruptcy.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Strategic Bond Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005